Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Optimize Strategy Index ETF
Shareholder Report [Line Items]
Fund Name	Optimize Strategy Index ETF
Class Name	Optimize Strategy Index ETF
Trading Symbol	OPTZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Optimize Strategy Index ETF for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.optzfund.com/optz. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes important material changes to the Fund.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.optzfund.com/optz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Optimize Strategy Index ETF	$21	0.36%[1]
[1]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.36%	[1]
Material Change Date	Jul. 01, 2025
Net Assets	$ 193,332,910
Holdings Count | $ / shares	357
Advisory Fees Paid, Amount	$ 310,728
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$193,332,910
Net Advisory Fee	$310,728
Number of Holdings	357
Portfolio Turnover	76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top Holdings *	(%)
Warner Brothers Discovery, Inc.	1.2%
AppLovin Corp. - Class A	1.1%
Micron Technology, Inc.	0.9%
Applied Materials, Inc.	0.9%
KLA Corp.	0.9%
MKS, Inc.	0.8%
Semtech Corp.	0.8%
Sinclair, Inc.	0.8%
Wix.com Ltd.	0.8%
Altice USA, Inc.	0.8%

Top Sectors	(%)
Technology	22.2%
Consumer, Non-cyclical	18.9%
Communications	15.2%
Consumer, Cyclical	14.8%
Financial	12.7%
Industrial	11.6%
Energy	1.6%
Utilities	1.4%
Basic Materials	1.1%
Cash & Other	0.5%
[2]
Material Fund Change [Text Block]	Change to the Fund’s Unitary Management Fee. The Advisor reduced the unitary management fee for its advisory services to the Fund from 0.50% to 0.25% effective on July 1, 2025.
Updated Prospectus Web Address	https://www.optzfund.com/optz

[1]
1	Expense Ratio is annualized.

[2]
*	Excludes collateral received for securities on loan.